Note Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schdule of Contractual Maturities of the Note Payable	Contractual maturities of the note payable are as follows:
2014	$275,250
2015	-
Total	$275,250